Prepayments, receivables and other assets (Tables) - Seamless Group Inc [Member]	12 Months Ended
Dec. 31, 2023
Schedule of prepayments and other current assets

	December 31,
	2023	2022
	US$	US$

Contract asset	6,888,954	4,657,799
Safeguarding assets	1,983,116	5,787,354
Other receivables	100,144	54,425
Prefunding to remittances partner	21,082,897	21,896,243
Deposits	1,402,729	1,438,316
Goods and services tax/ Value-added tax recoverable	26,493	13,842
Prepayments	553,258	503,123
Airtime stock	607,308	715,755
Inventory	125,603	162,227
Current tax recoverable	360,358	1,094,332
Others	1,094,379	1,240,134
	34,225,239	37,563,550

Schedule of contract assets

Movement of contract assets are as follows:

	December 31,
	2023	2022
	US$	US$

As at January 1	4,657,799	4,189,989
Rights of consideration for service rendered but not billed	2,231,155	467,810
As at December 31	6,888,954	4,657,799